Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Derivative financial instruments
29	Derivative financial instruments

	2017 RMB million	2016 RMB million
Asset:
Interest rate swaps (a)	46	21

Liability
Cross currency swaps (b)	64	—

(a)	In 2015, the Group entered into interest rate swaps to mitigate its cash flow interest rate risk. The interest rate swaps allow the Group to pay at fixed rate from 1.64% to 1.72% to receive LIBOR. The notional principal of the outstanding interest rate swap contracts as at December 31, 2017 amounted to USD460 million (December 31, 2016: USD527 million).

(b)	In 2017, the Group entered into cross currency swaps to mitigate its interest rate risk and currency risk. Under the cross currency swaps, the Group agrees with other third parties to exchange the floating interest and principal payments in USD for fixed interest (ranging from 3.58% to 4.04%) and principal payments in RMB. At December 31, 2017, the fair value of the cross currency swaps amounted to RMB64 million (December 31, 2016: Nil). The notional principal of the outstanding cross currency swaps amounted to USD920 million (December 31, 2016: Nil).